Marketable Securities (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Fair value through profit or loss securities
Shares	[1]	₪ 29	₪ 10
Debentures			27
Total		29	37
Securities available for sale (Note 10)		700	175
Marketable securities		₪ 729	₪ 212

[1]	As of December 31, 2017 represents investments in Luzon group's shares, for further details see Note 9a3.